Warrants - Narrative (Details)		1 Months Ended	12 Months Ended
	Jun. 14, 2021 shares	Oct. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 USD ($) shares	Oct. 29, 2021 $ / shares	Jun. 13, 2021 USD ($)	Dec. 31, 2020 USD ($) shares
Class of Warrant or Right [Line Items]
Redemption price (in usd per share) | $ / shares		$ 0.10	$ 0.10		$ 0.10
Redemption ratio			0.255
Exercise of warrants, preferred stock issued (in shares)				26,099,987
Exercise of warrants, preferred stock issued (in shares)	7,400,000		10,348,690
Warrants redeemed (in shares)				428,145
Reclassification of warrant liability to equity | $		$ 53,400,000
Warrants outstanding (in shares)				892			5,104,030
Warrant Cash Exercise
Class of Warrant or Right [Line Items]
Proceeds from exercise of warrants | $		$ 121,889
Warrant Cashless Exercise
Class of Warrant or Right [Line Items]
Exercise of warrants, preferred stock issued (in shares)		5,351,231
Public Warrant
Class of Warrant or Right [Line Items]
Exercise price of warrants (in dollars per share) | $ / shares			$ 11.50
Warrant liability | $				$ 0		$ 84,600,000	$ 0
Warrants redeemed (in shares)		428,145
Proceeds from warrants redeemed | $		$ 42,815
Public Warrant | Warrant Cash Exercise
Class of Warrant or Right [Line Items]
Exercise of warrants, preferred stock issued (in shares)		10,599
Public Warrant | Warrant Cashless Exercise
Class of Warrant or Right [Line Items]
Exercise of warrants, preferred stock issued (in shares)		13,436,250
Private Placement Warrant
Class of Warrant or Right [Line Items]
Warrant liability | $				$ 0		$ 57,600,000	$ 0
Private Placement Warrant | Warrant Cashless Exercise
Class of Warrant or Right [Line Items]
Exercise of warrants, preferred stock issued (in shares)		7,550,000
Other warrants
Class of Warrant or Right [Line Items]
Exercise of warrants, preferred stock issued (in shares)				5,103,138
Warrants redeemed (in shares)				0
Warrants outstanding (in shares)			892	892			5,104,030